BNY Mellon Small Cap Growth Fund
Statement of Investments
December 31, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 94.5%
Capital Goods — 13.5%
AAON, Inc.	1,105	130,036
Construction Partners, Inc., Cl. A (a),(b)	4,785	423,281
Curtiss-Wright Corp.	563	199,792
Esab Corp.	352	42,219
Fluor Corp. (a)	3,342	164,827
Gates Industrial Corp. PLC (a)	3,485	71,687
SiteOne Landscape Supply, Inc. (a)	1,180	155,489
Zurn Elkay Water Solutions Corp.	2,016	75,197
		1,262,528
Commercial & Professional Services — 2.6%
CACI International, Inc., Cl. A (a)	378	152,735
Casella Waste Systems, Inc., Cl. A (a)	638	67,507
Montrose Environmental Group, Inc. (a),(b)	1,297	24,059
		244,301
Consumer Discretionary Distribution & Retail — 4.5%
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,242	136,285
Petco Health & Wellness Co., Inc. (a),(b)	10,174	38,763
Warby Parker, Inc., Cl. A (a)	10,050	243,310
		418,358
Consumer Durables & Apparel — .5%
Skechers USA, Inc., Cl. A (a)	692	46,530
Consumer Services — 6.5%
Duolingo, Inc. (a)	323	104,726
Dutch Bros, Inc., Cl. A (a)	3,626	189,930
Genius Sports Ltd. (a)	9,974	86,275
Planet Fitness, Inc., Cl. A (a)	2,311	228,489
		609,420
Consumer Staples Distribution & Retail — .7%
The Chefs’ Warehouse, Inc. (a)	1,319	65,053
Energy — 8.7%
Antero Resources Corp. (a)	4,541	159,162
Cactus, Inc., Cl. A (b)	3,060	178,582
EQT Corp.	5,875	270,896
Oceaneering International, Inc. (a)	4,858	126,697
PBF Energy, Inc., Cl. A	2,855	75,800
		811,137
Equity Real Estate Investment Trusts — .4%
Healthpeak Properties, Inc. (c)	1,860	37,702
Financial Services — 1.8%
AvidXchange Holdings, Inc. (a)	10,161	105,065
Flywire Corp. (a)	3,280	67,633
		172,698
Food, Beverage & Tobacco — 5.0%
Celsius Holdings, Inc. (a),(b)	4,174	109,943
Freshpet, Inc. (a)	1,999	296,072
Vital Farms, Inc. (a)	1,745	65,769
		471,784

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Health Care Equipment & Services — 11.1%
Alphatec Holdings, Inc. (a)	11,896	109,205
AtriCure, Inc. (a)	3,453	105,524
Evolent Health, Inc., Cl. A (a)	6,269	70,526
Guardant Health, Inc. (a)	3,429	104,756
Inspire Medical Systems, Inc. (a)	1,406	260,644
iRhythm Technologies, Inc. (a)	1,813	163,478
Privia Health Group, Inc. (a)	6,727	131,513
PROCEPT BioRobotics Corp. (a)	532	42,837
TransMedics Group, Inc. (a),(b)	875	54,556
		1,043,039
Household & Personal Products — 2.8%
e.l.f Beauty, Inc. (a),(b)	353	44,319
Inter Parfums, Inc.	1,469	193,188
Oddity Tech Ltd., Cl. A (a),(b)	603	25,338
		262,845
Insurance — 2.7%
Palomar Holdings, Inc. (a)	1,242	131,143
The Baldwin Insurance Group, Inc. (a),(b)	3,102	120,233
		251,376
Materials — .3%
Constellium SE (a)	3,032	31,139
Media & Entertainment — 3.9%
Manchester United PLC, Cl. A (a),(b)	6,803	118,032
Reddit, Inc., Cl. A (a)	1,488	243,199
		361,231
Pharmaceuticals, Biotechnology & Life Sciences — 13.4%
Ascendis Pharma A/S, ADR (a)	405	55,756
Autolus Therapeutics PLC, ADR (a)	7,271	17,087
Crinetics Pharmaceuticals, Inc. (a)	1,261	64,475
Denali Therapeutics, Inc. (a)	2,146	43,736
GRAIL, Inc. (a),(b)	1,401	25,008
Insmed, Inc. (a)	2,929	202,218
Keros Therapeutics, Inc. (a)	306	4,844
Merus NV (a)	911	38,308
Natera, Inc. (a)	1,311	207,531
Pacific Biosciences of California, Inc. (a),(b)	18,471	33,802
Repligen Corp. (a)	1,312	188,849
Sarepta Therapeutics, Inc. (a)	1,227	149,191
Twist Bioscience Corp. (a)	2,185	101,537
Ultragenyx Pharmaceutical, Inc. (a)	1,604	67,480
Xenon Pharmaceuticals, Inc. (a)	1,456	57,075
		1,256,897
Semiconductors & Semiconductor Equipment — 3.1%
FormFactor, Inc. (a)	1,839	80,916
Onto Innovation, Inc. (a)	444	74,001
Rambus, Inc. (a)	2,594	137,119
		292,036
Software & Services — 11.8%
Confluent, Inc., Cl. A (a)	7,541	210,847
CyberArk Software Ltd. (a)	315	104,942

Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Software & Services — 11.8% (continued)
HubSpot, Inc. (a)	316	220,179
JFrog Ltd. (a)	4,937	145,197
Klaviyo, Inc., Cl. A (a)	7,325	302,083
Monday.com Ltd. (a)	513	120,781
		1,104,029
Technology Hardware & Equipment — 1.2%
Calix, Inc. (a)	3,096	107,958
Total Common Stocks (cost $5,552,494)		8,850,061
Private Equity — 2.0%
Financial Services — .5%
Fundbox, Ser. D (a),(d)	6,555	51,981
Food, Beverage & Tobacco — .7%
Supplying Demand, Inc., Ser. E (a),(d)	5,116	62,518
Pharmaceuticals, Biotechnology & Life Sciences — .3%
Aspen Neuroscience, Ser. B (a),(d)	12,167	27,376
Software & Services — .5%
Locus Robotics, Ser. F (a),(d)	679	31,166
Roofstock, Ser. E (a),(d)	2,188	12,340
		43,506
Total Private Equity (cost $270,950)		185,381

	1-Day Yield (%)
Investment Companies — 3.8%
Registered Investment Companies — 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $357,322)	4.54	357,322	357,322
Investment of Cash Collateral for Securities Loaned — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $186,948)	4.54	186,948	186,948
Total Investments (cost $6,367,714)		102.3%	9,579,712
Liabilities, Less Cash and Receivables		(2.3)%	(216,955)
Net Assets		100.0%	9,362,757

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2024, the value of the fund’s securities on loan was $1,183,724 and the value of the collateral was
$1,224,793, consisting of cash collateral of $186,948 and U.S. Government & Agency securities valued at $1,037,845.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.

Statement of Investments (Unaudited) (continued)
(d)	The fund held Level 3 securities at December 31, 2024. These securities were valued at $185,381 or 2.0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Small Cap Growth Fund

December 31, 2024 (Unaudited)
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	8,850,061	—	—	8,850,061
Equity Securities - Private Equity	—	—	185,381	185,381
Investment Companies	544,270	—	—	544,270

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At December 31, 2024, accumulated net unrealized appreciation on investments was $3,211,998, consisting of $3,607,715 gross unrealized appreciation and $395,717 gross unrealized depreciation.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.